Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 1,661	$ 918
Finished goods	5,068	1,492
Inventories, net	$ 6,729	$ 2,410